DEVELOPMENT STAGE OPERATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
DEVELOPMENT STAGE OPERATIONS [Abstract]
DEVELOPMENT STAGE OPERATIONS

NOTE 2 – DEVELOPMENT STAGE OPERATIONS

The Company was formed April 23, 2002. Since inception to August 6, 2015, 3,312,863 shares of common stock have been issued between par value and $125.25. Operations since incorporation have been devoted to raising capital, obtaining financing, development of the Company's product, and administrative services, customer acceptance and sales and marketing strategies.

NOTE 2 – DEVELOPMENT STAGE OPERATIONS

The Company was formed April 23, 2002. Since inception through December 31, 2014, 3,092,766 shares of common stock have been issued between par value and $125.25. Operations since incorporation have primarily been devoted to raising capital, obtaining financing, development of the Company's product, administrative services, customer acceptance and sales and marketing strategies.